Subsequent Event (Details) - $ / shares		12 Months Ended
	Feb. 21, 2017	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Subsequent Event [Line Items]
Dividends declared per common share		$ 2.00	$ 1.96	$ 1.92
Subsequent event
Subsequent Event [Line Items]
Dividends declared per common share	$ 2.04
Common stock, quarterly dividends, per share, declared	$ 0.51